Schedule H, Line 4i – Schedule of Assets (Acquired and Disposed of Within Year) (Details) - EBP 050	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Entity tax identification number	41-0319970
Plan number	050
Promissory notes	$ 14,818,853
Total assets (held at end of year)	1,272,261,126
Mutual funds
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	99,678,665
Collective trusts
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	$ 937,499,188
Maximum
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Promissory note interest rate	10.50%
Minimum
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Promissory note interest rate	4.25%
Investment, Identifier [Axis]: Insurance Company General Account | General Investment Account, contract value
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	$ 127,526,254
Investment, Identifier [Axis]: Mutual Funds | Fidelity Global EX US Index
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	1,979,570
Current Value	$ 36,938,782
Investment, Identifier [Axis]: Mutual Funds | Fidelity Small Cap Index
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	1,477,564
Current Value	$ 45,701,053
Investment, Identifier [Axis]: Mutual Funds | Global Equity Fund LSV Global Value
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	1,164,122
Current Value	$ 17,038,830
Investment, Identifier [Axis]: Non-Pooled Separate Account | Hormel Foods Corporation Stock Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	1,000,303
Current Value	$ 57,724,827
Investment, Identifier [Axis]: Self-Directed Brokerage Assets | Charles Schwab & Co.
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Current Value	$ 35,013,339
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock Equity Index S&P 500
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	4,346,055
Current Value	$ 228,923,305
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock LifePath Index 2030
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	2,834,663
Current Value	$ 66,126,127
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock LifePath Index 2035
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	2,716,680
Current Value	$ 70,400,914
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock LifePath Index 2040
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	2,709,782
Current Value	$ 77,103,763
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock LifePath Index 2045
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	2,332,910
Current Value	$ 71,846,642
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock LifePath Index 2050
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	1,853,279
Current Value	$ 60,286,327
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock LifePath Index 2055
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	1,859,963
Current Value	$ 61,780,003
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock LifePath Index 2060
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	1,530,107
Current Value	$ 42,453,536
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock LifePath Index 2065
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	913,986
Current Value	$ 13,615,399
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock LifePath Index 2070
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	73,313
Current Value	$ 867,147
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock LifePath Index Retirement
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	2,859,108
Current Value	$ 53,669,978
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock US Debt Index
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	1,016,922
Current Value	$ 12,900,387
Investment, Identifier [Axis]: Separate Trust Accounts | Core Plus Bond Fund
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	2,351,440
Current Value	$ 24,176,190
Investment, Identifier [Axis]: Separate Trust Accounts | Global Equity Fund CIT
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Number of Shares/Units Held | shares	10,617,824
Current Value	$ 153,349,469